Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Series A General Common	Series B Common	Series C Common	Series D Common	Additional Paid-In-Capital	Subscription Receivable	Accumulated Deficit	Treasury Stock	Non-controlling Interest
Balance at Dec. 31, 2013	$ 959	$ 380	$ 99	$ 20	$ 18	$ 13,381		$ (11,950)	$ (994)	$ 5
Balance (in shares) at Dec. 31, 2013		38,000	9,862	2,000	1,779
Shares issued for cash, net of expenses	5,143				$ 46	5,128	$ (31)
Shares issued for cash, net of expenses (in shares)					4,667
Shares issued for services rendered	2,938			$ 14	$ 10	2,914
Shares issued for services rendered (in shares)				1,350	1,000
Repurchase of treasury shares	(3,116)								(3,116)
Re-issuance of treasury shares for company formation	28								28
Re-issuance of treasury shares for services rendered	568								568
Stock based compensation - options	192					192
Net loss for the year	(14,264)							(14,135)		(129)
Balance at Dec. 31, 2014	(7,552)	$ 380	$ 99	$ 34	$ 74	21,615	(31)	(26,085)	(3,514)	(124)
Balance (in shares) at Dec. 31, 2014		38,000	9,862	3,350	7,446
Re-issuance of treasury shares for cash, net of expenses	8,430					7,301	(55)		1,184
Shares issued for services rendered	175			$ 1		174
Shares issued for services rendered (in shares)				125
Repurchase of treasury shares for release of guarantee						393			(393)
Collection of subscription receivable	31						31
Re-issuance of treasury shares for services rendered	719								719
Re-issuance of treasury shares for debt conversion	7,391					6,315			1,076
Stock based compensation - options	366					366
Net loss for the year	(10,473)							(10,502)		29
Balance at Dec. 31, 2015	$ (913)	$ 380	$ 99	$ 35	$ 74	$ 36,164	$ (55)	$ (36,587)	$ (928)	$ (95)
Balance (in shares) at Dec. 31, 2015		38,000	9,862	3,475	7,446